Loans and asset quality - Allowance for Credit Losses Activity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 390	$ 254	$ 241
Charge-offs	(84)	(3)	0
Recoveries	1	8	4
Net recoveries (charge-offs)	(83)	5	4
Provision	59	131	9
Ending balance	366	390	254
Allowance for loan losses	294	303	176
Allowance for credit losses on lending related commitments	72	87	78
Individually evaluated for impairment:
Loan balance	247	303	79
Allowance for loan losses	49	76	0
Provision for other credit losses	11	12	30
Fair value of collateral	258	348	126
Asset Pledged as Collateral
Individually evaluated for impairment:
Loan balance	247	303	79
Commercial
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	27	18	12
Charge-offs	0	0	0
Recoveries	0	1	0
Net recoveries (charge-offs)	0	1	0
Provision	(7)	8	6
Ending balance	20	27	18
Allowance for loan losses	7	12	4
Allowance for credit losses on lending related commitments	13	15	14
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	325	184	199
Charge-offs	(82)	0	0
Recoveries	0	0	0
Net recoveries (charge-offs)	(82)	0	0
Provision	72	141	(15)
Ending balance	315	325	184
Allowance for loan losses	265	266	137
Allowance for credit losses on lending related commitments	50	59	47
Individually evaluated for impairment:
Loan balance	237	290	62
Allowance for loan losses	49	76	0
Financial institutions
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	19	24	13
Charge-offs	0	0	0
Recoveries	0	0	0
Net recoveries (charge-offs)	0	0	0
Provision	0	(5)	11
Ending balance	19	19	24
Allowance for loan losses	11	9	10
Allowance for credit losses on lending related commitments	8	10	14
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Lease financings
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1	1	1
Charge-offs	0	0	0
Recoveries	0	0	0
Net recoveries (charge-offs)	0	0	0
Provision	(1)	0	0
Ending balance	0	1	1
Allowance for loan losses	0	1	1
Allowance for credit losses on lending related commitments	0	0	0
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Wealth management loans
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	1	1	1
Charge-offs	0	0	0
Recoveries	0	0	0
Net recoveries (charge-offs)	0	0	0
Provision	0	0	0
Ending balance	1	1	1
Allowance for loan losses	1	1	1
Allowance for credit losses on lending related commitments	0	0	0
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Wealth management mortgages
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	9	12	6
Charge-offs	(1)	0	0
Recoveries	0	0	0
Net recoveries (charge-offs)	(1)	0	0
Provision	(2)	(3)	6
Ending balance	6	9	12
Allowance for loan losses	6	8	11
Allowance for credit losses on lending related commitments	0	1	1
Individually evaluated for impairment:
Loan balance	9	12	16
Allowance for loan losses	0	0	0
Other residential mortgages
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	4	8	7
Charge-offs	(1)	(3)	0
Recoveries	1	2	4
Net recoveries (charge-offs)	0	(1)	4
Provision	(2)	(3)	(3)
Ending balance	2	4	8
Allowance for loan losses	2	4	8
Allowance for credit losses on lending related commitments	0	0	0
Individually evaluated for impairment:
Loan balance	1	1	1
Allowance for loan losses	0	0	0
Capital call financing
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	4	6	2
Charge-offs	0	0	0
Recoveries	0	0	0
Net recoveries (charge-offs)	0	0	0
Provision	(1)	(2)	4
Ending balance	3	4	6
Allowance for loan losses	2	2	4
Allowance for credit losses on lending related commitments	1	2	2
Individually evaluated for impairment:
Loan balance	0	0	0
Allowance for loan losses	0	0	0
Other
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 0	0
Charge-offs		0
Recoveries		5
Net recoveries (charge-offs)		5
Provision		(5)
Ending balance		0	$ 0
Allowance for loan losses		0
Allowance for credit losses on lending related commitments		0
Individually evaluated for impairment:
Loan balance		0
Allowance for loan losses		$ 0